PROPERTY AND EQUIPMENT (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details
Furniture	$ 31,539	$ 31,539	$ 34,421
Equipment	26,022	26,022	32,769
Leasehold improvements	10,400	10,400	10,400
Subtotal	67,961	67,961	77,590
Less accumulated depreciation	(43,522)	(34,311)	(22,771)
Total	$ 24,439	$ 33,650	$ 54,819